UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 24F-2
                          Annual Notice of Securities Sold
			      Pursuant to Rule 24f-2

		Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:
				JPMorgan Trust I
				245 Park Avenue
				New York, NY  10167

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2.	The name of each series or class of funds for which this Form is filed
	(If the Form is being filed for all series and classes of securities of
	the issuer, check the box but do not list series or classes): 	[   ]

		JPMorgan Capital Growth Fund
		JPMorgan Disciplined Equity Fund
		JPMorgan Diversified Fund
		JPMorgan Dynamic Growth Fund
		JPMorgan Dynamic Small Cap Core Fund
		JPMorgan Dynamic Small Cap Growth Fund
		JPMorgan Equity Income II Fund
		JPMorgan Growth and Income Fund
		JPMorgan Intrepid America Fund
		JPMorgan Intrepid Growth Fund
		JPMorgan Intrepid Multi Cap Fund
		JPMorgan Intrepid Plus Fund
			(formerly JPMorgan Intrepid Long/Short Fund)
		JPMorgan Intrepid Value Fund
		JPMorgan Intrinsic Value Fund
		JPMorgan Micro Cap Fund
		JPMorgan Mid Cap Equity Fund
		JPMorgan Small Cap Core Fund
		JPMorgan Small Cap Equity Fund
		JPMorgan SmartRetirement 2010 Fund
		JPMorgan SmartRetirement 2015 Fund
		JPMorgan SmartRetirement 2020 Fund
		JPMorgan SmartRetirement 2025 Fund
		JPMorgan SmartRetirement 2030 Fund
		JPMorgan SmartRetirement 2035 Fund
		JPMorgan SmartRetirement 2040 Fund
		JPMorgan SmartRetirement 2045 Fund
		JPMorgan SmartRetirement 2050 Fund
		JPMorgan SmartRetirement Income Fund
		JPMorgan Strategic Small Cap Value Fund
		JPMorgan U.S. Equity Fund
		JPMorgan U.S. Large Cap Core Plus Fund
		JPMorgan U.S. Large Cap Value Plus Fund
		JPMorgan U.S. Small Company Fund
		JPMorgan Value Advantage Fund
		JPMorgan Value Discovery Fund

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3.	Investment Company Act File Number:			811-21295

	Securities Act File Number:				333-103022

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4(a).	Last day of the fiscal year for which this notice is filed:

				June 30, 2008

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4(b).	[   ] 	Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)

	Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c).	[   ] 	Check box if this is the last time the issuer will be filing
	this Form.

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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

								$ 7,694,934,093
								---------------

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

							$ 6,256,720,176
							---------------

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.

							$             0
							---------------

	(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:

							-	$ 6,256,720,176
								---------------

	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	      [subtract Item 5(iv) from Item 5(i) ]
								$ 1,438,213,917
								---------------

	(vi) Redemption credits available for use in future years - if
	       Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
	       Item 5(i)]:
							$              0
							----------------

	(vii) Multiplier for determining registration fee
	       (See Instruction C.9):

								x     0.0000393
								---------------

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	        (enter "0" if no fee is due):

							=	$     56,521.81
								---------------

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6.	Prepaid shares

	If the response to item 5(i) was determined by deducting an amount of
	securities that were registered	under the Securities Act of 1933
	pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______0_________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______0________ .

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7.	Interest due.-- if this Form is being filed more than 90 days after the
	end of the issuers fiscal year (see Instruction D):
						$0

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8.	Total of the amount of the registration fee due plus any interest due
	[ Line 5(viii) plus line 7].
						$56,521.81

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9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:  September 22, 2008


		Method of Delivery:
			[ x ]  Wire Transfer
			[   ]  Mail or other means

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					SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* /s/ Jeffrey D. House
				  --------------------
				  Jeffrey D. House, Assistant Treasurer

	Date:      September 19, 2008

	* Please print the name and title of the signing officer below the signature.